INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 1,457	$ 1,404
Deferred income tax (liabilities):	(3,455)	(3,899)
Net deferred tax (liability)	(1,998)	(2,495)	$ (3,457)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	3	33
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	14	13
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	(3,455)	(3,899)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	266	172
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	240	336
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	240	336
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	867	760
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 67	$ 90